GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 854	$ 723
Disposals	(63)	(18)
Foreign exchange and other	99	(149)
End of year	692	854
Hydroelectric
Reconciliation of changes in goodwill [abstract]
Beginning of year	704
End of year	610	704
Wind
Reconciliation of changes in goodwill [abstract]
Beginning of year	47
End of year	0	47
Utility-scale solar
Reconciliation of changes in goodwill [abstract]
Beginning of year	103
End of year	$ 82	$ 103